Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Oct. 31, 2016
Entity information, former legal or registered name	Framewaves, Inc.
Entity incorporation, state country name	Nevada
Increase in amortization expense	$ 12,291
Increase in net loss	8,509
Debt instrument face value	$ 1,000,000
Number of warrants issued	1,434,000			80,000
Common stock shares issued	1,783,938
Convertible note payable	$ 100,000
Income tax interest and penalties
Allowance for doubtful accounts receivable
Asset impairment charges
Finite-lived intangible asset, useful life	17 years
Inventory	$ 192,705	187,241
Research and development costs	$ 302,043	$ 120,638
Leasehold Improvements [Member]
Estimated useful life of property plant and equipment	7 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful life of property plant and equipment			15 years
Stock Option [Member]
Common stock shares issued	299,938